Supplementary Information to the Statements of Comprehensive Income (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Statement Line Items [Line Items]
Share-based payment | ₪	₪ 260		₪ 519	₪ 1,261
Research and development expense | ₪	71,913		18,777	7,794
USD [Member]
Statement Line Items [Line Items]
Share-based payment | $		$ 69
Research and development expense | $		19,187
Research and development expenses [Member]
Statement Line Items [Line Items]
Clinical trial phase 3 | ₪	53,678
Materials and subcontractors | ₪	12,287		3,797	3,145
Salaries and related expenses | ₪	4,214		3,695	3,808
Share-based payment | ₪	119		388	903
Patent registration fees | ₪	399		322	358
Rentals and maintenance of laboratory | ₪	1,028		610	610
Revaluation of the liability with respect to the IIA grants | ₪			10,300
Depreciation | ₪	195		311	573
Other | ₪	136
Total gross | ₪	72,056		19,423	9,397
Participation by IIA and UNISEC | ₪	(143)		(646)	(1,603)
Research and development expense | ₪	₪ 71,913		₪ 18,777	₪ 7,794
Research and development expenses [Member] | USD [Member]
Statement Line Items [Line Items]
Clinical trial phase 3 | $		14,321
Materials and subcontractors | $		3,279
Salaries and related expenses | $		1,124
Share-based payment | $		32
Patent registration fees | $		107
Rentals and maintenance of laboratory | $		274
Revaluation of the liability with respect to the IIA grants | $
Depreciation | $		52
Other | $		36
Total gross | $		19,225
Participation by IIA and UNISEC | $		(38)
Research and development expense | $		$ 19,187